Basis of Presentation and Restatement of the Consolidated Financial Statements - Schedule of Error Corrections and Prior Period Adjustments (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Net cash used in operating activities	$ (277,543)	$ (203,401)	$ (1,499,389)	$ (505,619)
Net cash used in investing activities				(2,598)
Net cash provided by financing activities	413,011	228,370	1,590,370	257,000
Net increase (decrease) in cash	$ 135,468	$ 24,969	90,981	$ (251,217)
Previously Reported [Member]
Net cash used in operating activities			(1,124,410)
Net cash used in investing activities			(374,979)
Net cash provided by financing activities			1,590,370
Net increase (decrease) in cash			90,981
Restatement Adjustment [Member]
Net cash used in operating activities			(374,979)
Net cash used in investing activities			374,979
Net cash provided by financing activities
Net increase (decrease) in cash